UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 13, 2007
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        96
Form 13F Information Table Value Total:        $268,486


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4384    50513 SH       SOLE                    50513
AT&T Inc.                      COM              00206R102      679    16373 SH       SOLE                    16373
Abbott Laboratories            COM              002824100     2782    51960 SH       SOLE                    51960
Air Products & Chemicals Inc.  COM              009158106      360     4480 SH       SOLE                     4480
American Express Company       COM              025816109     5164    84412 SH       SOLE                    84412
American International Group,  COM              026874107     9374   133859 SH       SOLE                   133859
Amgen Inc.                     COM              031162100      593    10720 SH       SOLE                    10720
Anheuser-Busch Cos.            COM              035229103     8685   166515 SH       SOLE                   166515
Apache Corporation             COM              037411105     2760    33824 SH       SOLE                    33824
Automatic Data Processing, Inc COM              053015103      423     8730 SH       SOLE                     8730
BHP Billiton Ltd. ADR          COM              088606108     4142    69325 SH       SOLE                    69325
BP plc ADR                     COM              055622104     2287    31701 SH       SOLE                    31701
Bank of America Corp.          COM              060505104     4341    88798 SH       SOLE                    88798
Bed Bath & Beyond, Inc.        COM              075896100     6078   168890 SH       SOLE                   168890
Berkshire Hathaway, Inc. Cl. A COM              084670108    14889      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207    20343     5643 SH       SOLE                     5643
Bristol-Myers Squibb Co.       COM              110122108      989    31330 SH       SOLE                    31330
Buckeye Partners, L.P.         COM              118230101     4734    92250 SH       SOLE                    92250
Canadian Natural Resources Ltd COM              136385101     3861    58190 SH       SOLE                    58190
Canadian Oil Sands Trust       COM              13642L100     7819   252725 SH       SOLE                   252725
Cedar Fair Limited Partnership COM              150185106     6329   224279 SH       SOLE                   224279
Chevron Corp.                  COM              166764100     2350    27895 SH       SOLE                    27895
Chubb Corporation              COM              171232101      201     3720 SH       SOLE                     3720
Cisco Systems Inc.             COM              17275R102      615    22100 SH       SOLE                    22100
Citigroup Inc.                 COM              172967101     4213    82132 SH       SOLE                    82132
Coca-Cola Company              COM              191216100     2092    39996 SH       SOLE                    39996
Colgate Palmolive Co.          COM              194162103      351     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     4223   150165 SH       SOLE                   150165
ConocoPhillips                 COM              20825C104     7280    92743 SH       SOLE                    92743
Devon Energy Corporation       COM              25179M103     3566    45554 SH       SOLE                    45554
Diageo PLC Spon ADR New        COM              25243Q205      233     2800 SH       SOLE                     2800
Disney (Walt) Co.              COM              254687106      312     9145 SH       SOLE                     9145
Dover Corporation              COM              260003108     4701    91903 SH       SOLE                    91903
Eli Lilly & Company            COM              532457108      581    10400 SH       SOLE                    10400
Emerson Electric Co.           COM              291011104      285     6080 SH       SOLE                     6080
Equifax, Inc.                  COM              294429105      462    10400 SH       SOLE                    10400
Exxon Mobil Corporation        COM              30231G102     6422    76563 SH       SOLE                    76563
First Data Corp.               COM              319963104      423    12940 SH       SOLE                    12940
First Financial Fund, Inc.     COM              320228109      153    11173 SH       SOLE                    11173
General Electric Co.           COM              369604103    10742   280622 SH       SOLE                   280622
Genzyme Corp.                  COM              372917104      258     4000 SH       SOLE                     4000
Healthcare Select Sector SPDR  COM              81369Y209      486    13750 SH       SOLE                    13750
Home Depot, Inc.               COM              437076102     3385    86013 SH       SOLE                    86013
IBM Corporation                COM              459200101     1529    14524 SH       SOLE                    14524
Illinois Tool Works Inc.       COM              452308109      330     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      278    11700 SH       SOLE                    11700
J.P. Morgan Chase & Co.        COM              46625H100      224     4615 SH       SOLE                     4615
Johnson & Johnson              COM              478160104     8127   131890 SH       SOLE                   131890
Kinder Morgan Energy Partners, COM              494550106      792    14350 SH       SOLE                    14350
Laboratory Corp. of America Ho COM              50540r409     5958    76125 SH       SOLE                    76125
Leucadia National Corp.        COM              527288104     1777    50400 SH       SOLE                    50400
Loews Corp.                    COM              540424108      459     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      261     8500 SH       SOLE                     8500
M & T Bank Corp.               COM              55261F104     1919    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465     1030    12750 SH       SOLE                    12750
McCormick & Co., Inc. Non-Voti COM              579780206      305     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      541    10650 SH       SOLE                    10650
McGraw Hill Companies          COM              580645109     1002    14720 SH       SOLE                    14720
Medtronic Inc.                 COM              585055106      918    17695 SH       SOLE                    17695
Microsoft Corporation          COM              594918104     6938   235417 SH       SOLE                   235417
Mohawk Industries Inc.         COM              608190104     6656    66040 SH       SOLE                    66040
Newmont Mining Corp.           COM              651639106     1633    41795 SH       SOLE                    41795
Nokia Corp.                    COM              654902204      261     9300 SH       SOLE                     9300
Omnicom Group                  COM              681919106      233     4400 SH       SOLE                     4400
Pepsico, Inc.                  COM              713448108     2658    40986 SH       SOLE                    40986
Pfizer Inc.                    COM              717081103     1384    54109 SH       SOLE                    54109
Procter & Gamble Company       COM              742718109     7434   121485 SH       SOLE                   121485
Progressive Corporation        COM              743315103     1128    47132 SH       SOLE                    47132
Prologis SBI                   COM              743410102      237     4172 SH       SOLE                     4172
Rayonier, Inc.                 COM              754907103     9374   207660 SH       SOLE                   207660
Royal Dutch Shell PLC ADR      COM              780259206     1023    12600 SH       SOLE                    12600
S&P Depository Receipts        COM              78462F103     3914    26018 SH       SOLE                    26018
Schlumberger Ltd.              COM              806857108    10230   120434 SH       SOLE                   120434
ServiceMaster Company          COM              81760N109      262    16950 SH       SOLE                    16950
Sprint Nextel Corporation      COM              852061100      259    12500 SH       SOLE                    12500
Technology Select Sector SPDR  COM              81369Y803      243     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      682    18000 SH       SOLE                    18000
Teva Pharmaceutical Industries COM              881624209      218     5275 SH       SOLE                     5275
The Hershey Company            COM              427866108      202     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      223     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              G9143X208      791    23400 SH       SOLE                    23400
US Bancorp                     COM              902973304     3253    98730 SH       SOLE                    98730
USG Corp.                      COM              903293405     4726    96380 SH       SOLE                    96380
United Parcel Service Cl. B    COM              911312106      257     3515 SH       SOLE                     3515
United Technologies            COM              913017109      546     7700 SH       SOLE                     7700
Unitedhealth Group. Inc.       COM              91324P102      307     5994 SH       SOLE                     5994
Verizon Communications         COM              92343V104      491    11931 SH       SOLE                    11931
Vodafone Group PLC             COM              92857W209      694    20635 SH       SOLE                    20635
Wachovia Corp.                 COM              929903102      325     6350 SH       SOLE                     6350
Wal-Mart Stores, Inc.          COM              931142103     1311    27247 SH       SOLE                    27247
Walgreen                       COM              931422109      304     6990 SH       SOLE                     6990
Washington Post ""B""          COM              939640108      321      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     7808   221996 SH       SOLE                   221996
Western Union Company          COM              959802109      342    16440 SH       SOLE                    16440
Wyeth                          COM              983024100     1249    21789 SH       SOLE                    21789
Zimmer Holdings, Inc.          COM              98956P102      769     9064 SH       SOLE                     9064